Debt - Long-term debt (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt [Line Items]
Long-term debt including current portion of long-term debt		€ 6,933	€ 6,857
Non-current portion of non-current borrowings	[1]	€ 6,473	5,705	€ 4,939
Borrowings, maturity		6.0
Current portion of non-current borrowings		€ 459	1,153
Forward contract [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		934	982
Non-current portion of non-current borrowings		738	113
Current portion of non-current borrowings		196	869
Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,220	1,216
Current portion of non-current borrowings		257	267
Bank borrowings [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		203	205
Non-current portion of non-current borrowings		202	203
Current portion of non-current borrowings		1	1
Other long-term debt [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		30	16
Non-current portion of non-current borrowings		26
Current portion of non-current borrowings		5	15
US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		1,313	1,210
Non-current portion of non-current borrowings		1,313
Euro [Member] | Bonds [Member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		€ 3,233	€ 3,229
Weighted average [member]
Debt [Line Items]
Borrowings, maturity		6.0	6.3
Borrowings, interest rate		2.10%	2.00%
Weighted average [member] | Forward contract [member]
Debt [Line Items]
Borrowings, maturity		1.6	0.9
Weighted average [member] | Lease liabilities [member]
Debt [Line Items]
Borrowings, maturity		4.2	3.9
Borrowings, interest rate		2.10%	2.10%
Weighted average [member] | Bank borrowings [Member]
Debt [Line Items]
Borrowings, maturity		3.2	4.1
Borrowings, interest rate		0.10%	0.20%
Weighted average [member] | Other long-term debt [Member]
Debt [Line Items]
Borrowings, maturity		8.6	1.0
Borrowings, interest rate		3.50%	0.00%
Weighted average [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity		15.1	16.1
Borrowings, interest rate		6.30%	6.30%
Weighted average [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Borrowings, maturity		4.4	5.4
Borrowings, interest rate		1.00%	1.00%
Later than one year and not later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 4,034	€ 2,329
Later than one year and not later than five years [member] | Forward contract [member]
Debt [Line Items]
Non-current portion of non-current borrowings		738	113
Later than one year and not later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		580	596
Non-current portion of non-current borrowings		580	596
Later than one year and not later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		202	3
Later than one year and not later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		18
Later than one year and not later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		255	122
Later than one year and not later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		2,242	1,494
Later than five years [member]
Debt [Line Items]
Non-current portion of non-current borrowings		2,439	3,376
Later than five years [member] | Lease liabilities [member]
Debt [Line Items]
Long-term debt including current portion of long-term debt		383	352
Non-current portion of non-current borrowings		383	352
Later than five years [member] | Bank borrowings [Member]
Debt [Line Items]
Non-current portion of non-current borrowings			200
Later than five years [member] | Other long-term debt [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		8
Later than five years [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		1,058	1,088
Later than five years [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		991	1,735
Later than one year [member] | Lease liabilities [member]
Debt [Line Items]
Non-current portion of non-current borrowings		963	948
Later than one year [member] | US Dollar [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings			1,210
Later than one year [member] | Euro [Member] | Bonds [Member]
Debt [Line Items]
Non-current portion of non-current borrowings		€ 3,233	€ 3,229

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.